Related Party Transactions And Amounts Outstanding With Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Gintech and Motech | Wafers
Related Party Transaction [Line Items]
Sales to related parties		$ 0	[1]	$ 0	[1]	$ 56,132	[1]
Best Solar | Modules production equipment
Related Party Transaction [Line Items]
Purchases from related parties	21,248	0	[2]	21,248	[2]	0	[2]
Best Solar | Inventories
Related Party Transaction [Line Items]
Purchases from related parties		0	[2]	80,869	[2]	78,079	[2]
Best Solar | Buildings Plant And Land Use Rights
Related Party Transaction [Line Items]
Purchases from related parties		61,574	[2]	0	[2]	0	[2]
Best Solar | Modules and Cells
Related Party Transaction [Line Items]
Sales to related parties		0	[2]	4,587	[2]	0	[2]
Best Solar | Pv Products
Related Party Transaction [Line Items]
Sales to related parties		723	[2]	0	[2]	0	[2]
JXLXI | Low Value Consumables
Related Party Transaction [Line Items]
Purchases from related parties		573	[3]	1,993	[3]	509	[3]
Suzhou | Auxiliary
Related Party Transaction [Line Items]
Purchases from related parties		11,142	[4]	7,821	[4]	0	[4]
Sinoma | Crucibles
Related Party Transaction [Line Items]
Purchases from related parties		18,116	[5]	14,252	[5]	1,271	[5]
Geermu Hydropower | Modules And Other Pv Products
Related Party Transaction [Line Items]
Sales to related parties		$ 36,526	[6]	$ 0	[6]	$ 0	[6]

[1]	During the year ended December 31, 2009, JXLDK entered into three wafer sales contracts with Gintech and one wafer sales contract with Motech with contract values of US$52,350 and US$3,782, respectively (collectively referred as "Wafer Sales Contracts"). In addition, Gintech and Motech entered into agreements to sell corresponding quantities of cells ("Cell Sales Agreement") to Best Solar. The Company respectively agreed with Gintech and Motech that these Wafer Sales Contracts will be void if Best Solar did not procure the cells from Gintech and Motech pursuant to the Cell Sales Agreement. During the year ended December 31, 2009, JXLDK recognized revenue of US$56,132 relating to these Wafer Sales Contracts when Gintech and Motech accepted delivery of wafers supplied by the Group and Best Solar accepted delivery of cells respectively supplied by Gintech and Motech.
[2]	On February 28, 2010, the Group purchased the crystalline module production equipment from Best Solar at a consideration of US$21,248, which approximates their fair value in the market and carrying value as recorded in the books of Best Solar. The Group purchased the crystalline modules of US$78,079 and US$29,426 from Best Solar during the years ended December 31, 2009 and 2010 respectively. The Group also purchased raw materials and supplies relating to crystalline modules production of US$51,443 from Best Solar during the year ended December 31, 2010. Furthermore, the Group made prepayment of US$15,573 to Best Solar under a thin-film module purchase agreement during the year ended December 31, 2010 and made prepayments of US$37,615 to Best Solar for crystalline module purchases and processing during the year ended December 31, 2009. The Group purchased buildings, plant and land use rights of US$61,574 for module production from Best Solar during the year ended December 31, 2011. The Group sold crystalline modules and cells of US$4,587 to Best Solar during the year ended December 31, 2010. The Group sold a PV project of US$723 to Best Solar during the year ended December 31, 2011. The outstanding amounts due from Best Solar as of December 31, 2010 and 2011 were US$44,839 and US$1,665 respectively. The outstanding amounts due to Best Solar as of December 31, 2010 and 2011 were US$ nil respectively.
[3]	The Group purchased low value consumables from Jiangxi Liouxin Industry Co., Ltd., ("JXLXI") which is a company controlled by Mr. Peng, amounting to US$509, US$1,993 and US$573 during the years ended December 31, 2009, 2010 and 2011 respectively. The outstanding amount due to JXLXI was US$949 and US$1,519 as of December 31, 2010 and 2011 respectively.
[4]	The Group purchased auxiliary materials of US$7,821 and US$11,142 from Saiwen Industry (Suzhou) Co., Ltd., ("SZSW"), a company controlled by Mr. Peng, during the years ended December 31, 2010 and 2011 respectively. The outstanding amounts due to SZSW was US$2,211 and US$8,340 as of December 31, 2010 and 2011 and due from SZSW was US$ nil and US$850 as of December 31, 2010 and 2011.
[5]	JXLDK purchased crucibles from Sinoma, which is an equity method investee of JXLDK, amounting to US$1,271, US$14,252 and US$18,116 during the years ended December 31, 2009, 2010 and 2011 respectively. The outstanding amount due to Sinoma was US$11,874 and US$9,460 as of December 31, 2010 and 2011.
[6]	The Group sold module and other PV products of US$36,526 to Geermu Hydropower, which is an equity method investee of LDK Solar Power Technology (Xinyu) Engineering Co., Ltd., during the year ended December 31, 2011. The outstanding amount due from Geermu Hydropower was US$38,805 as of December 31, 2011.